Other assets and other liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of other assets
Components of other assets as of April 1, 2020, March 31, 2021 and 2022 are as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Advance payments and prepaid expenses	237,643	300,237	384,299
Income taxes receivable and other taxes receivable	186,718	118,914	169,580
Other	185,408	184,548	208,241

Total	609,769	603,699	762,120

Current assets	441,974	396,210	473,070
Non-current assets	167,795	207,489	289,050

Summary of other liabilities
Components of other liabilities as of April 1, 2020, March 31, 2021 and 2022 are as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Contract liabilities	271,286	294,911	366,227
Accrued short-term employee benefits	245,054	321,553	347,023
Refund liabilities	168,739	186,875	197,791
Accrued expenses	222,028	192,396	177,404
Taxes payable other than income taxes	128,037	133,672	163,316
Future insurance policy benefits and other	127,079	134,865	153,006
Product warranties	31,807	32,851	28,606
Other	157,234	163,426	161,596

Total	1,351,264	1,460,549	1,594,969

Current liabilities	1,263,944	1,367,527	1,488,488
Non-current liabilities	87,320	93,022	106,481

Summary of changes in product warranties
The changes in product warranties for the fiscal year ended March 31, 2022 are as follows:

Yen in millions
Fiscal year ended March 31
2022
Balance at beginning of the fiscal year	32,851

Additional product warranties	27,810
Amounts used during the year	(23,432)
Unused amounts reversed during the year	(10,659)
Translation adjustment	2,036

Balance at end of the fiscal year	28,606